SEGMENT (Tables)	12 Months Ended
Dec. 31, 2025
SEGMENT
Summary of segment information after elimination of intercompany transactions

	Years Ended December 31,
	2023				2024				2025
	Legacy	Legacy			Legacy	Legacy			Legacy	Legacy
	Huazhu	DH	Elimination	Total	Huazhu	DH	Elimination	Total	Huazhu	DH	Elimination	Total
Leased and owned hotels	9,522	4,286	(12)	13,796	9,146	4,697	—	13,843	8,371	4,572	—	12,943
Manachised and franchised hotels	7,596	107	(9)	7,694	9,385	126	(13)	9,498	11,542	176	(22)	11,696
Others	326	72	(6)	392	498	58	(6)	550	622	46	—	668
Total revenues	17,444	4,465	(27)	21,882	19,029	4,881	(19)	23,891	20,535	4,794	(22)	25,307
Adjusted hotel operating costs	(9,419)	(3,569)	—	—	(9,888)	(4,125)	—	—	(10,476)	(3,662)	—	—
Adjusted selling and marketing expenses	(641)	(429)	—	—	(723)	(451)	—	—	(769)	(493)	—	—
Adjusted general and administrative expenses	(1,405)	(505)	—	—	(1,573)	(575)	—	—	(1,433)	(383)	—	—
Other segment items (primarily include other operating income, net)	206	122	—	—	129	116	—	—	117	243	—	—
Adjusted EBITDA	6,185	84	(1)	6,268	6,974	(154)	—	6,820	7,974	499	—	8,473
Interest income	—	—	—	248	—	—	—	210	—	—	—	223
Interest expense	—	—	—	(385)	—	—	—	(318)	—	—	—	(337)
Income tax expense	—	—	—	(1,204)	—	—	—	(1,662)	—	—	—	(2,161)
Depreciation and amortization	—	—	—	(1,414)	—	—	—	(1,332)	—	—	—	(1,257)
Share-based compensation	—	—	—	(143)	—	—	—	(322)	—	—	—	(420)
Gain (loss) from fair value changes of equity securities, net	—	—	—	109	—	—	—	(66)	—	—	—	(10)
Foreign exchange gain (loss), net	—	—	—	90	—	—	—	(272)	—	—	—	569
Gain (loss) on disposal of investments	—	—	—	516	—	—	—	(10)	—	—	—	—
Net income attributable to H World Group Limited	—	—	—	4,085	—	—	—	3,048	—	—	—	5,080

Schedule of revenues and property and equipment, net, intangible assets, net, right-of-use assets, land use rights, net and goodwill by geographical region

Revenues:

	Years Ended December 31,
	2023	2024	2025
PRC	17,393	18,984	20,499
Germany	3,324	3,544	3,400
All others	1,165	1,363	1,408
Total	21,882	23,891	25,307

Property and equipment, net, intangible assets, net, right - of - use assets, land use rights, net and goodwill:

	As of December 31,
	2024	2025
PRC	27,461	26,101
Germany	11,940	13,131
All others	3,716	3,986
Total	43,117	43,218